Related Parties Transactions (Details) - USD ($)	Mar. 15, 2024	Dec. 31, 2024
Related Parties Transactions [Line Items]
Interest rate	0.00%
Lines of credit		$ 84,991
Hades Capital Limited [Member]
Related Parties Transactions [Line Items]
Unsecured line of credit	$ 4,000,000
Stony Holdings Limited [Member]
Related Parties Transactions [Line Items]
Unsecured line of credit	$ 2,000,000